SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Schedule of Property and Equipment, Net, Useful Lives
Property and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line method over the estimated useful lives of the assets at the following annual rates:

Years

Computers and peripheral equipment	3
Office furniture and equipment	7 - 10 (mainly 10 years)
Leasehold improvements	Over the shorter of the lease term or useful economic life

Schedule of Assumptions Used to Value Stock Options
The fair value of the Company's stock options granted to employees and directors was estimated using the following assumptions:

	Year ended December 31,
	2011	2012	2013

Dividend yield	0.08%	0%	0%
Expected volatility	67.8%-68.13%	64.1%	40%-77%
Risk-free interest rate	1.89%-1.97%	1%	0.13%-3.04%
Contractual term of up to	10 years	10 years	10 years
Suboptimal exercise multiple- employees	1.62	1.62	1.09
Suboptimal exercise multiple- management	2.35	-	1.36-1.39

Schedule of Share-based Compensation Expenses
During the years ended December 31, 2011, 2012 and 2013, the Company recognized share-based compensation expense related to employee stock options in the amount of, $ 214,$ 346 and $356, respectively, as follows:

	Year ended December 31,
	2011	2012	2013

Cost of revenues	$-	$64	$64
Research and development, net	6	23	23
Selling and marketing	28	57	57
General and administrative	180	202	212

Total share-based compensation expense	$214	$346	$356